RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Short-term employee benefits	1,065	1,274
Performance related bonus	227	584
Post-employment benefits	24	41
Share-based compensation benefits	965	626

	2,281	2,525

Schedule of Company's Shares and Share Option Plan

	‘A’ Ordinary Shares	Share options
At January 1, 2021	9,077,706	17,394,004
Shares of retired director	-	-
Options of retired director	-	(656,000)
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	-
Expired / forfeited	-	-

At December 31, 2021	9,077,706	16,738,004

	‘A’ Ordinary Shares	Share options
At January 1, 2020	9,077,709	10,414,004
Shares of retired director	-	-
Options of retired director	-	-
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	8,480,000
Expired / forfeited	-	(1,500,000)

At December 31, 2020	9,077,706	17,394,004